Vanguard Target Retirement 2025 Fund Expense Example - Investor Prospectus [Member] - Vanguard Target Retirement 2025 Fund - Investor Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103